Document and Entity Information	12 Months Ended
Dec. 29, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Oct 31, 2012
Registrant Name	FIDELITY SALEM STREET TRUST
Central Index Key	0000035315
Amendment Flag	false
Document Creation Date	Dec 31, 2012
Document Effective Date	Dec 29, 2012
Prospectus Date	Dec 29, 2012

Adv Inv | Spartan Emerging Markets Index Fund
Supplement to the
Spartan® Emerging Markets Index Fund and
Spartan Global ex U.S. Index Fund
Investor Class and Fidelity Advantage® Class
December 29, 2012
Prospectus

Effective January 1, 2013, the following information replaces the similar information for Spartan® Emerging Markets Index Fund under the heading "Fee Table" in the "Fund Summary" section on page 3.

Shareholder fees (fees paid directly from your investment)
	Investor Class	Fidelity Advantage® Class
Redemption fee on shares held less than 90 days (as a % of amount redeemed)	1.50%	1.50%

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Investor Class	Fidelity Advantage Class
Management fee	0.25%	0.25%
Distribution and/or Service (12b-1) fees	None	None
Other expenses	0.21%	0.10%
Total annual operating expenses	0.46%	0.35%
Fee waiver/or expense reimbursementA	0.15%	0.15%
Total annual operating expenses after fee waiver/or expense reimbursement	0.31%	0.20%

A Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Investor Class and Fidelity Advantage Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.31% and 0.20%, respectively. These arrangements will remain in effect through December 31, 2013. FMR may not terminate these arrangements before the expiration date without the approval of the Board of Trustees.

Effective January 1, 2013, the following information replaces the similar information for Spartan Emerging Markets Index Fund under the heading "Fee Table" in the "Fund Summary" section on page 4.

	Investor Class	Fidelity Advantage Class
1 year	$ 32	$ 20
3 years	$ 133	$ 97
5 years	$ 243	$ 181
10 years	$ 565	$ 428

Effective January 1, 2013, the following information replaces the similar information for Spartan Global ex U.S. Index Fund under the heading "Fee Table" in the "Fund Summary" section on page 7.

Shareholder fees (fees paid directly from your investment)
	Investor Class	Fidelity Advantage Class
Redemption fee on shares held less than 90 days (as a % of amount redeemed)	1.00%	1.00%

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Investor Class	Fidelity Advantage Class
Management fee	0.20%	0.20%
Distribution and/or Service (12b-1) fees	None	None
Other expenses	0.14%	0.08%
Total annual operating expenses	0.34%	0.28%
Fee waiver/or expense reimbursementA	0.12%	0.10%
Total annual operating expenses after fee waiver/or expense reimbursement	0.22%	0.18%

A Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Investor Class and Fidelity Advantage Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.22% and 0.18%, respectively. These arrangements will remain in effect through December 31, 2013. FMR may not terminate these arrangements before the expiration date without the approval of the Board of Trustees.

Effective January 1, 2013, the following information replaces the similar information for Spartan Global ex U.S. Index Fund under the heading "Fee Table" in the "Fund Summary" section on page 8.

	Investor Class	Fidelity Advantage Class
1 year	$ 23	$ 18
3 years	$ 97	$ 79
5 years	$ 179	$ 147
10 years	$ 419	$ 345

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY SALEM STREET TRUST
Prospectus Date	rr_ProspectusDate	Dec 29, 2012
Adv Inv | Spartan Emerging Markets Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fsst8_SupplementTextBlock	Supplement to the
Spartan® Emerging Markets Index Fund and
Spartan Global ex U.S. Index Fund
Investor Class and Fidelity Advantage® Class
December 29, 2012
Prospectus

Effective January 1, 2013, the following information replaces the similar information for Spartan® Emerging Markets Index Fund under the heading "Fee Table" in the "Fund Summary" section on page 3.

Shareholder fees (fees paid directly from your investment)
	Investor Class	Fidelity Advantage® Class
Redemption fee on shares held less than 90 days (as a % of amount redeemed)	1.50%	1.50%

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Investor Class	Fidelity Advantage Class
Management fee	0.25%	0.25%
Distribution and/or Service (12b-1) fees	None	None
Other expenses	0.21%	0.10%
Total annual operating expenses	0.46%	0.35%
Fee waiver/or expense reimbursementA	0.15%	0.15%
Total annual operating expenses after fee waiver/or expense reimbursement	0.31%	0.20%

A Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Investor Class and Fidelity Advantage Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.31% and 0.20%, respectively. These arrangements will remain in effect through December 31, 2013. FMR may not terminate these arrangements before the expiration date without the approval of the Board of Trustees.

Effective January 1, 2013, the following information replaces the similar information for Spartan Emerging Markets Index Fund under the heading "Fee Table" in the "Fund Summary" section on page 4.

	Investor Class	Fidelity Advantage Class
1 year	$ 32	$ 20
3 years	$ 133	$ 97
5 years	$ 243	$ 181
10 years	$ 565	$ 428

Effective January 1, 2013, the following information replaces the similar information for Spartan Global ex U.S. Index Fund under the heading "Fee Table" in the "Fund Summary" section on page 7.

Shareholder fees (fees paid directly from your investment)
	Investor Class	Fidelity Advantage Class
Redemption fee on shares held less than 90 days (as a % of amount redeemed)	1.00%	1.00%

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Investor Class	Fidelity Advantage Class
Management fee	0.20%	0.20%
Distribution and/or Service (12b-1) fees	None	None
Other expenses	0.14%	0.08%
Total annual operating expenses	0.34%	0.28%
Fee waiver/or expense reimbursementA	0.12%	0.10%
Total annual operating expenses after fee waiver/or expense reimbursement	0.22%	0.18%

A Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Investor Class and Fidelity Advantage Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.22% and 0.18%, respectively. These arrangements will remain in effect through December 31, 2013. FMR may not terminate these arrangements before the expiration date without the approval of the Board of Trustees.

Effective January 1, 2013, the following information replaces the similar information for Spartan Global ex U.S. Index Fund under the heading "Fee Table" in the "Fund Summary" section on page 8.

	Investor Class	Fidelity Advantage Class
1 year	$ 23	$ 18
3 years	$ 97	$ 79
5 years	$ 179	$ 147
10 years	$ 419	$ 345

Adv Inv | Spartan Global ex U.S. Index Fund
Supplement to the
Spartan® Emerging Markets Index Fund and
Spartan Global ex U.S. Index Fund
Investor Class and Fidelity Advantage® Class
December 29, 2012
Prospectus

Effective January 1, 2013, the following information replaces the similar information for Spartan® Emerging Markets Index Fund under the heading "Fee Table" in the "Fund Summary" section on page 3.

Shareholder fees (fees paid directly from your investment)
	Investor Class	Fidelity Advantage® Class
Redemption fee on shares held less than 90 days (as a % of amount redeemed)	1.50%	1.50%

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Investor Class	Fidelity Advantage Class
Management fee	0.25%	0.25%
Distribution and/or Service (12b-1) fees	None	None
Other expenses	0.21%	0.10%
Total annual operating expenses	0.46%	0.35%
Fee waiver/or expense reimbursementA	0.15%	0.15%
Total annual operating expenses after fee waiver/or expense reimbursement	0.31%	0.20%

A Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Investor Class and Fidelity Advantage Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.31% and 0.20%, respectively. These arrangements will remain in effect through December 31, 2013. FMR may not terminate these arrangements before the expiration date without the approval of the Board of Trustees.

Effective January 1, 2013, the following information replaces the similar information for Spartan Emerging Markets Index Fund under the heading "Fee Table" in the "Fund Summary" section on page 4.

	Investor Class	Fidelity Advantage Class
1 year	$ 32	$ 20
3 years	$ 133	$ 97
5 years	$ 243	$ 181
10 years	$ 565	$ 428

Effective January 1, 2013, the following information replaces the similar information for Spartan Global ex U.S. Index Fund under the heading "Fee Table" in the "Fund Summary" section on page 7.

Shareholder fees (fees paid directly from your investment)
	Investor Class	Fidelity Advantage Class
Redemption fee on shares held less than 90 days (as a % of amount redeemed)	1.00%	1.00%

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Investor Class	Fidelity Advantage Class
Management fee	0.20%	0.20%
Distribution and/or Service (12b-1) fees	None	None
Other expenses	0.14%	0.08%
Total annual operating expenses	0.34%	0.28%
Fee waiver/or expense reimbursementA	0.12%	0.10%
Total annual operating expenses after fee waiver/or expense reimbursement	0.22%	0.18%

A Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Investor Class and Fidelity Advantage Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.22% and 0.18%, respectively. These arrangements will remain in effect through December 31, 2013. FMR may not terminate these arrangements before the expiration date without the approval of the Board of Trustees.

Effective January 1, 2013, the following information replaces the similar information for Spartan Global ex U.S. Index Fund under the heading "Fee Table" in the "Fund Summary" section on page 8.

	Investor Class	Fidelity Advantage Class
1 year	$ 23	$ 18
3 years	$ 97	$ 79
5 years	$ 179	$ 147
10 years	$ 419	$ 345

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY SALEM STREET TRUST
Prospectus Date	rr_ProspectusDate	Dec 29, 2012
Adv Inv | Spartan Global ex U.S. Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fsst8_SupplementTextBlock	Supplement to the
Spartan® Emerging Markets Index Fund and
Spartan Global ex U.S. Index Fund
Investor Class and Fidelity Advantage® Class
December 29, 2012
Prospectus

Effective January 1, 2013, the following information replaces the similar information for Spartan® Emerging Markets Index Fund under the heading "Fee Table" in the "Fund Summary" section on page 3.

Shareholder fees (fees paid directly from your investment)
	Investor Class	Fidelity Advantage® Class
Redemption fee on shares held less than 90 days (as a % of amount redeemed)	1.50%	1.50%

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Investor Class	Fidelity Advantage Class
Management fee	0.25%	0.25%
Distribution and/or Service (12b-1) fees	None	None
Other expenses	0.21%	0.10%
Total annual operating expenses	0.46%	0.35%
Fee waiver/or expense reimbursementA	0.15%	0.15%
Total annual operating expenses after fee waiver/or expense reimbursement	0.31%	0.20%

A Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Investor Class and Fidelity Advantage Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.31% and 0.20%, respectively. These arrangements will remain in effect through December 31, 2013. FMR may not terminate these arrangements before the expiration date without the approval of the Board of Trustees.

Effective January 1, 2013, the following information replaces the similar information for Spartan Emerging Markets Index Fund under the heading "Fee Table" in the "Fund Summary" section on page 4.

	Investor Class	Fidelity Advantage Class
1 year	$ 32	$ 20
3 years	$ 133	$ 97
5 years	$ 243	$ 181
10 years	$ 565	$ 428

Effective January 1, 2013, the following information replaces the similar information for Spartan Global ex U.S. Index Fund under the heading "Fee Table" in the "Fund Summary" section on page 7.

Shareholder fees (fees paid directly from your investment)
	Investor Class	Fidelity Advantage Class
Redemption fee on shares held less than 90 days (as a % of amount redeemed)	1.00%	1.00%

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Investor Class	Fidelity Advantage Class
Management fee	0.20%	0.20%
Distribution and/or Service (12b-1) fees	None	None
Other expenses	0.14%	0.08%
Total annual operating expenses	0.34%	0.28%
Fee waiver/or expense reimbursementA	0.12%	0.10%
Total annual operating expenses after fee waiver/or expense reimbursement	0.22%	0.18%

A Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Investor Class and Fidelity Advantage Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.22% and 0.18%, respectively. These arrangements will remain in effect through December 31, 2013. FMR may not terminate these arrangements before the expiration date without the approval of the Board of Trustees.

Effective January 1, 2013, the following information replaces the similar information for Spartan Global ex U.S. Index Fund under the heading "Fee Table" in the "Fund Summary" section on page 8.

	Investor Class	Fidelity Advantage Class
1 year	$ 23	$ 18
3 years	$ 97	$ 79
5 years	$ 179	$ 147
10 years	$ 419	$ 345

Inst Adv Inst | Spartan Emerging Markets Index Fund
Supplement to the
Spartan® Emerging Markets Index Fund and
Spartan Global ex U.S. Index Fund
Institutional Class and Fidelity Advantage® Institutional Class
December 29, 2012
Prospectus

Effective January 1, 2013, the following information replaces the similar information for Spartan® Emerging Markets Index Fund under the heading "Fee Table" in the "Fund Summary" section on page 3.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Institutional Class	Fidelity Advantage® Institutional Class
Management fee	0.25%	0.25%
Distribution and/or Service (12b-1) fees	None	None
Other expenses	0.03%	0.00%
Total annual operating expenses	0.28%	0.25%
Fee waiver/or expense reimbursementA	0.15%	0.15%
Total annual operating expenses after fee waiver/or expense reimbursement	0.13%	0.10%

A Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Institutional Class and Fidelity Advantage Institutional Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.13% and 0.10%, respectively. These arrangements will remain in effect through December 31, 2013. FMR may not terminate these arrangements before the expiration date without the approval of the Board of Trustees.

Effective January 1, 2013, the following information replaces the similar information for Spartan Emerging Markets Index Fund under the heading "Fee Table" in the "Fund Summary" section on page 4.

	Institutional Class	Fidelity Advantage Institutional Class
1 year	$ 13	$ 10
3 years	$ 75	$ 65
5 years	$ 142	$ 126
10 years	$ 341	$ 303

Effective January 1, 2013, the following information replaces the similar information for Spartan Global ex U.S. Index Fund under the heading "Fee Table" in the "Fund Summary" section on page 7.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Institutional Class	Fidelity Advantage Institutional Class
Management fee	0.20%	0.20%
Distribution and/or Service (12b-1) fees	None	None
Other expenses	0.03%	0.00%
Total annual operating expenses	0.23%	0.20%
Fee waiver/or expense reimbursementA	0.10%	0.10%
Total annual operating expenses after fee waiver/or expense reimbursement	0.13%	0.10%

A Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Institutional Class and Fidelity Advantage Institutional Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.13% and 0.10%, respectively. These arrangements will remain in effect through December 31, 2013. FMR may not terminate these arrangements before the expiration date without the approval of the Board of Trustees.

Effective January 1, 2013, the following information replaces the similar information for Spartan Global ex U.S. Index Fund under the heading "Fee Table" in the "Fund Summary" section on page 8.

	Institutional Class	Fidelity Advantage Institutional Class
1 year	$ 13	$ 10
3 years	$ 63	$ 54
5 years	$ 119	$ 102
10 years	$ 282	$ 245

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY SALEM STREET TRUST
Prospectus Date	rr_ProspectusDate	Dec 29, 2012
Inst Adv Inst | Spartan Emerging Markets Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fsst8_SupplementTextBlock	Supplement to the
Spartan® Emerging Markets Index Fund and
Spartan Global ex U.S. Index Fund
Institutional Class and Fidelity Advantage® Institutional Class
December 29, 2012
Prospectus

Effective January 1, 2013, the following information replaces the similar information for Spartan® Emerging Markets Index Fund under the heading "Fee Table" in the "Fund Summary" section on page 3.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Institutional Class	Fidelity Advantage® Institutional Class
Management fee	0.25%	0.25%
Distribution and/or Service (12b-1) fees	None	None
Other expenses	0.03%	0.00%
Total annual operating expenses	0.28%	0.25%
Fee waiver/or expense reimbursementA	0.15%	0.15%
Total annual operating expenses after fee waiver/or expense reimbursement	0.13%	0.10%

A Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Institutional Class and Fidelity Advantage Institutional Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.13% and 0.10%, respectively. These arrangements will remain in effect through December 31, 2013. FMR may not terminate these arrangements before the expiration date without the approval of the Board of Trustees.

Effective January 1, 2013, the following information replaces the similar information for Spartan Emerging Markets Index Fund under the heading "Fee Table" in the "Fund Summary" section on page 4.

	Institutional Class	Fidelity Advantage Institutional Class
1 year	$ 13	$ 10
3 years	$ 75	$ 65
5 years	$ 142	$ 126
10 years	$ 341	$ 303

Effective January 1, 2013, the following information replaces the similar information for Spartan Global ex U.S. Index Fund under the heading "Fee Table" in the "Fund Summary" section on page 7.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Institutional Class	Fidelity Advantage Institutional Class
Management fee	0.20%	0.20%
Distribution and/or Service (12b-1) fees	None	None
Other expenses	0.03%	0.00%
Total annual operating expenses	0.23%	0.20%
Fee waiver/or expense reimbursementA	0.10%	0.10%
Total annual operating expenses after fee waiver/or expense reimbursement	0.13%	0.10%

A Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Institutional Class and Fidelity Advantage Institutional Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.13% and 0.10%, respectively. These arrangements will remain in effect through December 31, 2013. FMR may not terminate these arrangements before the expiration date without the approval of the Board of Trustees.

Effective January 1, 2013, the following information replaces the similar information for Spartan Global ex U.S. Index Fund under the heading "Fee Table" in the "Fund Summary" section on page 8.

	Institutional Class	Fidelity Advantage Institutional Class
1 year	$ 13	$ 10
3 years	$ 63	$ 54
5 years	$ 119	$ 102
10 years	$ 282	$ 245

Inst Adv Inst | Spartan Global ex U.S. Index Fund
Supplement to the
Spartan® Emerging Markets Index Fund and
Spartan Global ex U.S. Index Fund
Institutional Class and Fidelity Advantage® Institutional Class
December 29, 2012
Prospectus

Effective January 1, 2013, the following information replaces the similar information for Spartan® Emerging Markets Index Fund under the heading "Fee Table" in the "Fund Summary" section on page 3.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Institutional Class	Fidelity Advantage® Institutional Class
Management fee	0.25%	0.25%
Distribution and/or Service (12b-1) fees	None	None
Other expenses	0.03%	0.00%
Total annual operating expenses	0.28%	0.25%
Fee waiver/or expense reimbursementA	0.15%	0.15%
Total annual operating expenses after fee waiver/or expense reimbursement	0.13%	0.10%

A Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Institutional Class and Fidelity Advantage Institutional Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.13% and 0.10%, respectively. These arrangements will remain in effect through December 31, 2013. FMR may not terminate these arrangements before the expiration date without the approval of the Board of Trustees.

Effective January 1, 2013, the following information replaces the similar information for Spartan Emerging Markets Index Fund under the heading "Fee Table" in the "Fund Summary" section on page 4.

	Institutional Class	Fidelity Advantage Institutional Class
1 year	$ 13	$ 10
3 years	$ 75	$ 65
5 years	$ 142	$ 126
10 years	$ 341	$ 303

Effective January 1, 2013, the following information replaces the similar information for Spartan Global ex U.S. Index Fund under the heading "Fee Table" in the "Fund Summary" section on page 7.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Institutional Class	Fidelity Advantage Institutional Class
Management fee	0.20%	0.20%
Distribution and/or Service (12b-1) fees	None	None
Other expenses	0.03%	0.00%
Total annual operating expenses	0.23%	0.20%
Fee waiver/or expense reimbursementA	0.10%	0.10%
Total annual operating expenses after fee waiver/or expense reimbursement	0.13%	0.10%

A Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Institutional Class and Fidelity Advantage Institutional Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.13% and 0.10%, respectively. These arrangements will remain in effect through December 31, 2013. FMR may not terminate these arrangements before the expiration date without the approval of the Board of Trustees.

Effective January 1, 2013, the following information replaces the similar information for Spartan Global ex U.S. Index Fund under the heading "Fee Table" in the "Fund Summary" section on page 8.

	Institutional Class	Fidelity Advantage Institutional Class
1 year	$ 13	$ 10
3 years	$ 63	$ 54
5 years	$ 119	$ 102
10 years	$ 282	$ 245

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY SALEM STREET TRUST
Prospectus Date	rr_ProspectusDate	Dec 29, 2012
Inst Adv Inst | Spartan Global ex U.S. Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fsst8_SupplementTextBlock	Supplement to the
Spartan® Emerging Markets Index Fund and
Spartan Global ex U.S. Index Fund
Institutional Class and Fidelity Advantage® Institutional Class
December 29, 2012
Prospectus

Effective January 1, 2013, the following information replaces the similar information for Spartan® Emerging Markets Index Fund under the heading "Fee Table" in the "Fund Summary" section on page 3.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Institutional Class	Fidelity Advantage® Institutional Class
Management fee	0.25%	0.25%
Distribution and/or Service (12b-1) fees	None	None
Other expenses	0.03%	0.00%
Total annual operating expenses	0.28%	0.25%
Fee waiver/or expense reimbursementA	0.15%	0.15%
Total annual operating expenses after fee waiver/or expense reimbursement	0.13%	0.10%

A Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Institutional Class and Fidelity Advantage Institutional Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.13% and 0.10%, respectively. These arrangements will remain in effect through December 31, 2013. FMR may not terminate these arrangements before the expiration date without the approval of the Board of Trustees.

Effective January 1, 2013, the following information replaces the similar information for Spartan Emerging Markets Index Fund under the heading "Fee Table" in the "Fund Summary" section on page 4.

	Institutional Class	Fidelity Advantage Institutional Class
1 year	$ 13	$ 10
3 years	$ 75	$ 65
5 years	$ 142	$ 126
10 years	$ 341	$ 303

Effective January 1, 2013, the following information replaces the similar information for Spartan Global ex U.S. Index Fund under the heading "Fee Table" in the "Fund Summary" section on page 7.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Institutional Class	Fidelity Advantage Institutional Class
Management fee	0.20%	0.20%
Distribution and/or Service (12b-1) fees	None	None
Other expenses	0.03%	0.00%
Total annual operating expenses	0.23%	0.20%
Fee waiver/or expense reimbursementA	0.10%	0.10%
Total annual operating expenses after fee waiver/or expense reimbursement	0.13%	0.10%

A Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Institutional Class and Fidelity Advantage Institutional Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.13% and 0.10%, respectively. These arrangements will remain in effect through December 31, 2013. FMR may not terminate these arrangements before the expiration date without the approval of the Board of Trustees.

Effective January 1, 2013, the following information replaces the similar information for Spartan Global ex U.S. Index Fund under the heading "Fee Table" in the "Fund Summary" section on page 8.

	Institutional Class	Fidelity Advantage Institutional Class
1 year	$ 13	$ 10
3 years	$ 63	$ 54
5 years	$ 119	$ 102
10 years	$ 282	$ 245

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY SALEM STREET TRUST
Prospectus Date	rr_ProspectusDate	Dec 29, 2012
Document Creation Date	dei_DocumentCreationDate	Dec 31, 2012